Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 58,718	$ 140,873
Interest-bearing deposits in depository institutions	16,276	5,526
Federal funds sold	10,000
Cash and Cash Equivalents	84,994	146,399
Investment securities available for sale, at fair value	377,122	360,783
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2012 and December 31, 2011 - $13,861 and $23,423, respectively)	13,454	23,458
Other securities	11,463	11,934
Total Investment Securities	402,039	396,175
Gross loans	2,146,369	1,973,103
Allowance for loan losses	(18,809)	(19,409)
Net Loans	2,127,560	1,953,694
Bank owned life insurance	81,901	78,961
Premises and equipment, net	72,728	64,612
Accrued interest receivable	6,692	7,093
Net deferred tax asset	32,737	32,219
Goodwill and other intangible assets	65,057	56,164
Other assets	43,758	41,792
Total Assets	2,917,466	2,777,109
Liabilities
Noninterest-bearing	429,969	369,025
Interest-bearing:
Demand deposits	553,132	526,824
Savings deposits	506,869	439,823
Time deposits	919,346	885,596
Total Deposits	2,409,316	2,221,268
Short-term borrowings:
Federal funds purchased		75,000
Customer repurchase agreements	114,646	114,050
Long-term debt	16,495	16,495
Other liabilities	43,735	39,162
Total Liabilities	2,584,192	2,465,975
Shareholders' Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,499,282 shares issued at September 30, 2012 and December 31, 2011, less 3,665,999 and 3,717,993 shares in treasury, respectively	46,249	46,249
Capital surplus	103,524	103,335
Retained earnings	309,270	291,050
Cost of common stock in treasury	(124,347)	(125,593)
Accumulated other comprehensive income (loss):
Unrealized gain on securities available-for-sale	3,573	825
Underfunded pension liability	(4,995)	(4,732)
Total Accumulated Other Comprehensive Loss	(1,422)	(3,907)
Total Shareholders' Equity	333,274	311,134
Total Liabilities and Shareholders' Equity	$ 2,917,466	$ 2,777,109